Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Summary of the status of the stock options outstanding
A summary of the status of the stock options outstanding consisted of the following:

(Options and intrinsic value in thousands)	Number of stock options outstanding	Weighted-average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – January 1, 2023	25,528	$5.00	7.54	$921
Granted	3,478	1.72
Exercised	—	—
Forfeited	(4,903)	5.43
Outstanding - December 31, 2023	24,103	$4.45	6.60	$328
Exercisable - December 31, 2023	15,989	$4.27	5.75	$328

Summary of weighted average grant date fair value and intrinsic value of options exercised
The following table summarizes the weighted average grant date fair value and total intrinsic value of options exercised for the years ended December 31, 2023 and 2022:

(Per share)	2023	2022
Weighted average grant date fair value of stock option units granted	$1.21	$2.59
Intrinsic value of stock option units exercised, using market price at exercise date	$—	$5,106

Summary of fair value of stock options granted under the plan
The fair value of stock options granted under the Plan during the years ended December 31, 2023 and 2022, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2023	2022
Risk-free annual interest rate	3.7% to 4.0%	1.4% to 3.0%
Expected annual dividend yield	0%	0%
Expected stock price volatility	77.0% to 82.8%	74.9% to 80.4%
Expected life of stock options	5.0 to 7.0 years	5.5 to 7.0 years
Forfeiture rate	7.2% to 34.0%	7.2% to 28.0%
Fair value at grant date	$0.94 to $1.52	$1.23 to $4.90
Stock price at grant date	$1.35 to $2.01	$1.81 to $6.91
Exercise price range	$1.35 to $2.01	$1.81 to $6.91

Summary of outstanding restricted stock units
A summary of outstanding RSUs is provided below:

(Shares in thousands)	Number of RSUs outstanding	Weighted-average fair value
Outstanding – January 1, 2023	4,258	$5.71
Granted	6,347	1.77
Vested and settled	(1,769)	1.91
Forfeited	(1,974)	3.20
Outstanding - December 31, 2023	6,862	$2.91

Summary of total fair value of restricted stock units vested
The following table summarizes the total fair value of RSUs vested for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Total fair value of RSUs vested, using market price at vest date	$3,373	$2,396

Summary of expense from share-based payment transactions with employees
The following table sets forth the classification of share-based compensation expense related to options awards for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Cost of goods sold	$1,059	$1,984
Selling, general and administrative expense	6,025	11,749
Total share-based compensation expense for option awards	$7,084	$13,733
The following table sets forth the classification of share-based compensation expense related to RSU awards for years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Cost of goods sold	$1,352	$2,097
Selling, general and administrative expense	6,899	7,914
Total share-based compensation expense for RSU awards	$8,251	$10,011